Note 12 - Intangible assets, net (Details Textual) $ in Millions	Dec. 31, 2023 USD ($)
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at end of period	$ 1,104.0
North America [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at end of period	944.2
South America [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at end of period	111.0
Asia Pacific, Middle East & Africa [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at end of period	33.0
Europe [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at end of period	$ 15.5